Shareholders' Equity (Details Textual)	Jun. 30, 2012	Jun. 30, 2011
Common Stock, Shares, Outstanding	2,729,853	2,012,500
Preferred stock, shares outstanding	0	0
Common Stock Redemption Shares Outstanding	7,332,647	0